UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

General AMT-Free Municipal Money Market Fund

General Treasury and Agency Money Market Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General AMT-Free Municipal Money Market Fund
February 28, 2017 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 6.8%
Chatom Industrial Development Board,
Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative
Projects) (LOC; National Rural Utilities
Cooperative Finance Corporation)	0.77	3/7/17	5,000,000	[a]	5,000,000
Arizona - 1.2%
Tempe Industrial Development Authority,
Revenue (The Centers for Habilitation
Project) (LOC; Wells Fargo Bank)	0.77	3/7/17	875,000	[a]	875,000
California - 1.3%
RIB Floater Trust (Series 2017-004),
(California Health Facilities Financing
Authority, Revenue (Diginty Health))
(LOC; Barclays Bank PLC and Liquidity
Facility; Barclays Bank PLC)	0.72	3/7/17	1,000,000[a,b,c]		1,000,000
Colorado - 10.5%
Colorado Educational and Cultural
Facilities Authority,
Revenue (Denver Seminary Project)
(LOC; Wells Fargo Bank)	0.72	3/7/17	2,315,000	[a]	2,315,000
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (Boulder Country
Day School Project) (LOC; Wells Fargo
Bank)	0.72	3/7/17	1,915,000	[a]	1,915,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.69	3/7/17	3,500,000	[a,b]	3,500,000
					7,730,000
District of Columbia - 4.3%
District of Columbia,
Revenue (District of Columbia
Preparatory Academy Issue) (LOC;
M&T Trust)	0.74	3/7/17	3,180,000	[a]	3,180,000
Florida - 7.9%
Collier County Industrial Development
Authority,
Revenue (Redlands Christian Migrant
Association, Inc. Project) (LOC; Bank of
America)	0.81	3/7/17	2,420,000	[a]	2,420,000
Florida Development Finance Corporation,
Enterprise Bond Program IDR (Center
Court Properties, LLC Project) (LOC;
Branch Banking and Trust Co.)	0.70	3/7/17	1,580,000	[a]	1,580,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 7.9% (continued)
Jacksonville,
IDR (University of Florida Health
Sciences Center Clinic) (LOC; Branch
Banking and Trust Co.)	0.70	3/7/17	1,800,000	[a]	1,800,000
					5,800,000
Illinois - 14.4%
Illinois Educational Facilities Authority,
Revenue (The Lincoln Park Society)
(LOC; Citibank NA)	0.68	3/7/17	1,400,000	[a]	1,400,000
Illinois Facilities Authority,
Revenue (The IIT State Street
Corporation Project) (LOC; BMO Harris
Bank NA)	0.71	3/7/17	2,910,000	[a]	2,910,000
Illinois Finance Authority,
Revenue (Everest Academy of Lemont
Inc. Project) (Liquidity Facility; FHLB
and LOC; FHLB)	0.72	3/7/17	3,500,000	[a]	3,500,000
Tender Option Bond Trust Receipts (Series
2017-XF2398),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue) (Liquidity
Facility; Citibank NA)	0.67	3/7/17	2,780,000	[a,b,c]	2,780,000
					10,590,000
Iowa - 3.4%
Iowa Finance Authority,
EDR (Iowa West Foundation Project)
(LOC; U.S. Bank NA)	0.68	3/7/17	2,500,000	[a]	2,500,000
Maryland - 3.9%
Baltimore County,
Revenue, Refunding (Shade Tree Trace
Apartments Facility) (LOC; M&T Trust)	0.75	3/7/17	970,000	[a]	970,000
Montgomery County,
EDR (American Gastroenterological
Association Project) (LOC; Wells Fargo
Bank)	0.72	3/7/17	1,900,000	[a]	1,900,000
					2,870,000
Michigan - 5.1%
Michigan Housing Development Authority,
SFMR (Liquidity Facility; Barclays Bank
PLC)	0.70	3/7/17	1,730,000	[a]	1,730,000
Michigan Strategic Fund,
LOR (The Kroger Company Recovery
Zone Facilities Bond Project) (LOC;
Bank of Tokyo-Mitsubishi UFJ, Limited)	0.70	3/7/17	2,000,000	[a]	2,000,000
					3,730,000
Minnesota - 1.8%
Saint Paul Housing and Redevelopment
Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	1.00	3/7/17	1,350,000	[a]	1,350,000
Mississippi - 3.9%
Mississippi Business Finance Corporation,
Revenue, Refunding (Jackson Heart
Realty Refunding Project) (LOC; FHLB)	0.69	3/7/17	2,845,000	[a]	2,845,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 1.9%
Kirkwood Industrial Development
Authority,
Revenue (Concordia Lutheran Church
Community Recreational Facilities
Project) (LOC; Bank of America)	0.81	3/7/17	1,440,000	[a]	1,440,000
New Jersey - 1.7%
Tender Option Bond Trust Receipts (Series
2016-XF2393),
(New Jersey Economic Development
Authority, School Facilities
Construction Revenue) (Liquidity
Facility; Barclays Bank PLC and LOC;
Barclays Bank PLC)	0.71	3/7/17	1,250,000	[a,b,c]	1,250,000
Ohio - 7.1%
Butler County,
Revenue (The Lakota Family YMCA)
(LOC; PNC Bank NA)	0.70	3/7/17	1,600,000	[a]	1,600,000
RIB Floater Trust (Series 2017-003),
(Middletown, Hospital Facilities
Revenue (Premier Health Partners
Obligated Group)) (Liquidity Facility;
Barclays Bank PLC and LOC; Barclays
Bank PLC)	0.79	3/7/17	3,000,000	[a,b,c]	3,000,000
Stark County Port Authority,
Revenue (Canton Country Day School
Project) (LOC; PNC Bank NA)	0.77	3/7/17	660,000	[a]	660,000
					5,260,000
Pennsylvania - 9.4%
Pennsylvania Economic Development
Financing Authority,
EDR (Montessori Academy of
Chambersburg, Inc. Project) (LOC; PNC
Bank NA)	0.81	3/7/17	1,200,000	[a]	1,200,000
Pennsylvania Economic Development
Financing Authority,
Recovery Zone Facility Revenue
(Hawley Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.77	3/7/17	300,000	[a]	300,000
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Association of Independent
Colleges and Universities of
Pennsylvania Financing Program -
Moore College of Art and Design
Project) (LOC; PNC Bank NA)	0.70	3/7/17	1,800,000	[a]	1,800,000
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Association of Independent
Colleges and Universities of
Pennsylvania Financing Program -
University of Scranton) (LOC; PNC Bank
NA)	0.70	3/7/17	1,305,000	[a]	1,305,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.79	3/7/17	2,315,000	[a]	2,315,000
					6,920,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee - 1.4%
Cleveland Health and Educational Facilities
Board,
Revenue (Lee University Project) (LOC;
Branch Banking and Trust Co.)	0.71	3/7/17	1,000,000	[a]	1,000,000
Texas - 2.7%
Houston,
CP (LOC; Citibank NA)	0.85	3/17/17	2,000,000		2,000,000
Virginia - 3.8%
Fairfax County Industrial Development
Authority,
Revenue (Fairfax Hospital System, Inc.)
(LOC; Northern Trust Company)	0.68	3/7/17	2,800,000	[a]	2,800,000
Washington - .7%
Washington Housing Finance Commission,
Nonprofit Revenue (The Evergreen
School Project) (LOC; Wells Fargo
Bank)	0.72	3/7/17	495,000	[a]	495,000
West Virginia - 2.9%
Cabell County Commission,
Revenue (Huntington YMCA Project)
(LOC; JPMorgan Chase Bank)	0.71	3/7/17	2,125,000	[a]	2,125,000
Wisconsin - 3.7%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank of
America)	0.72	3/7/17	1,250,000	[a]	1,250,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Madison Family Medicine
Residency Corporation, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.71	3/7/17	1,475,000	[a]	1,475,000
					2,725,000

Total Investments (cost $73,485,000)			99.8%		73,485,000
Cash and Receivables (Net)			0.2%		127,554
Net Assets			100.0%		73,612,554

a	Variable rate demand note—rate shown is the interest rate in effect at February 28, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities amounted to $11,530,000 or 15.66% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
General AMT-Free Municipal Money Market Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	73,612,554
Level 3 - Significant Unobservable Inputs	-
Total	73,612,554

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
General Treasury & Agency Money Market Fund
February 28, 2017 (Unaudited)

	Annualized Yield
	on Date of	Principal
U.S. Treasury Bills - 17.3%	Purchase (%)	Amount($)		Value($)
3/15/17	0.53	25,000,000		24,994,896
5/4/17	0.61	25,000,000		24,973,111
Total U.S. Treasury Bills
(cost $49,968,007)				49,968,007

U.S. Treasury Floating Rate Notes -
19.1%
3/1/17	0.68	5,000,000	[a]	5,000,420
3/1/17	0.69	5,000,000	[a]	5,000,998
3/1/17	0.78	45,000,000	[a]	45,004,637
Total U.S. Treasury Floating Rate
Notes
(cost $55,006,055)				55,006,055
U.S. Treasury Notes - 10.4%
5/31/17	0.51	10,000,000		10,055,619
5/31/17	0.56	20,000,000		20,002,642
Total U.S. Treasury Notes
(cost $30,058,261)				30,058,261

Repurchase Agreements - 53.0%

Bank of Nova Scotia	0.52	70,000,000		70,000,000
Tri-Party Agreement thru BNY
Mellon, dated 2/28/17, due 3/1/17
in the amount of $70,001,011 (fully
collateralized by $70,024,360 U.S.
Treasuries, 0.13%-6.25%, due
10/31/17-8/15/45, value
$71,400,004)

Credit Agricole CIB	0.52	33,000,000		33,000,000
Tri-Party Agreement thru BNY
Mellon, dated 2/28/17, due 3/1/17
in the amount of $33,000,477 (fully
collateralized by $36,540,468 U.S.
Treasuries (including strips), 0%-
4.50%, due 6/30/18-11/15/45,
value $33,660,001)

HSBC USA Inc.	0.51	50,000,000		50,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 2/28/17, due
3/1/17 in the amount of
$50,000,708 (fully collateralized by
$51,620,700 U.S. Treasuries, 1.38%-
2%, due 8/31/20-2/15/25, value
$51,003,741)
Total Repurchase Agreements
(cost $153,000,000)				153,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $288,032,323)	99.8%	288,032,323
Cash and Receivables (Net)	.2%	452,307
Net Assets	100.0%	288,484,630

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
General Treasury & Agency Money Market Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	288,032,323
Level 3 - Significant Unobservable Inputs	-
Total	288,032,323

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)